Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Issued shares	80,745,711	80,745,711	80,745,711
Treasury shares	7,609,263	8,875,883
Outstanding shares	73,136,448	71,869,828